As filed with the Securities and Exchange Commission on September 28, 2016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited)  7/31/16

PRINCIPAL AMOUNT		VALUE†

Loan Assignments(a) (8.5%)

Air Transport (0.1%)
$360,438	American Airlines Inc., First Lien Term Loan B1, 3.25%, due 6/27/20	$358,891

All Telecom (0.3%)
140,000	Syniverse Technologies, First Lien Term Loan, 4.00%, due 4/23/19	112,700
233,405	Syniverse Technologies, First Lien Term Loan, 4.00%, due 4/23/19	189,058
467,516	Zayo Group, First Lien Term Loan B1, 3.75%, due 5/6/21	467,184
		768,942
Business Equipment & Services (1.0%)
1,635,000	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	1,524,637
904,213	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	899,918
		2,424,555
Cable & Satellite Television (0.5%)
1,112,213	Charter Communications Operating LLC, First Lien Term Loan I, 3.50%, due 1/24/23	1,116,661

Electronics - Electrical (0.8%)
1,797,882	Avago Technologies, First Lien Term Loan B1, 4.25%, due 2/1/23	1,797,594
272,938	CommScope, First Lien Term Loan B1, 3.75%, due 12/29/22	273,876
		2,071,470
Financial Intermediaries (0.7%)
1,300,000	First Data Corporation, First Lien Term Loan B, 4.24%, due 7/8/22	1,303,614
428,925	MGM Growth Properties, First Lien Term Loan B, 4.00%, due 4/25/23	431,786
		1,735,400
Health Care (0.5%)
110,651	dj Orthopedics LLC, First Lien Term Loan B1, 4.25%, due 6/8/20	107,678
850,000	Multiplan, Inc., First Lien Term Loan B, 5.00%, due 6/7/23	858,500
294,304	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	294,083
		1,260,261
Leisure Goods - Activities - Movies (0.2%)
515,307	Match Group Inc., First Lien Term Loan B, 5.50%, due 11/16/22	519,172

Lodging & Casinos (2.7%)
1,040,000	Cowlitz Tribal Gaming, First Lien Term Loan B, 11.50%, due 12/6/21	1,034,800	(b)
1,759,000	Four Seasons Holdings Inc., Second Lien Term Loan, 7.75%, due 12/27/20	1,759,000
310,000	Hilton Worldwide, First Lien Term Loan, 3.50%, due 10/26/20	310,716
3,007,030	Mohegan Tribal Gaming, First Lien Term Loan B, 5.50%, due 6/15/18	3,001,017
636,362	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/25/22	639,543	(c)(d)
		6,745,076
Radio & Television (0.1%)
307,669	Sinclair Broadcasting, First Lien Term Loan B1, 3.50%, due 7/30/21	308,054

Retailers (except food & drug) (0.5%)
385,000	JC Penney Co., First Lien Term Loan B, 5.25%, due 6/23/23	385,320
965,461	PetSmart Inc., First Lien Term Loan B1, 4.25%, due 3/11/22	966,755	(c)(d)
		1,352,075
Steel (0.5%)
1,277,101	FMG Resources, First Lien Term Loan, 4.25%, due 6/30/19	1,252,249

Utilities (0.6%)
208,421	Calpine Corp., First Lien Term Loan B5, 3.50%, due 5/27/22	207,691
582,075	Calpine Corp., First Lien Term Loan B6, 4.00%, due 1/15/23	582,558
682,621	Dynegy Holdings Inc., First Lien Term Loan B2, 4.00%, due 4/23/20	680,772	(c)(d)
		1,471,021
	Total Loan Assignments (Cost $21,259,799)	21,383,827

Corporate Bonds (133.7%)

Advertising (2.3%)
1,485,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,477,575
495,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	492,525
345,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	357,075
290,000	Lamar Media Corp., Guaranteed Notes, 5.75%, due 2/1/26	311,025	(e)
3,010,000	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	3,104,062	(e)
		5,742,262
Aerospace & Defense (0.1%)
180,000	TransDigm, Inc., Guaranteed Notes, 7.50%, due 7/15/21	190,350
180,000	TransDigm, Inc., Guaranteed Notes, 6.00%, due 7/15/22	186,300
		376,650
Auto Parts & Equipment (0.2%)
540,000	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	562,275	(e)

Banking (4.8%)
270,000	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	274,725
1,125,000	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	1,144,485
2,915,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,344,962	(f)
4,590,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	4,688,593
1,830,000	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	1,944,375	(e)
525,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 8/15/22	552,563
		11,949,703
Beverage (0.9%)
1,455,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, due 5/1/23	1,542,300
560,000	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	609,000
		2,151,300
Building & Construction (3.6%)
490,000	CalAtlantic Group, Inc., Guaranteed Notes, 8.38%, due 1/15/21	578,935
570,000	CalAtlantic Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	591,375
445,000	CalAtlantic Group, Inc., Guaranteed Notes, 5.25%, due 6/1/26	449,450
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	158,250
1,775,000	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	1,979,125
1,140,000	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,172,775
1,240,000	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	1,302,000
235,000	Meritage Homes Corp., Guaranteed Notes, 6.00%, due 6/1/25	244,842
290,000	Pulte Homes, Inc., Guaranteed Notes, 6.00%, due 2/15/35	297,975
210,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, due 3/1/21	217,087
1,230,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	1,251,525	(e)
305,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.63%, due 3/1/24	306,525	(e)
260,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.00%, due 12/31/18	271,700
235,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.38%, due 4/15/23	239,846
		9,061,410
Building Materials (2.0%)
250,000	Allegion PLC, Guaranteed Notes, 5.88%, due 9/15/23	266,250
1,325,000	HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	1,402,843	(e)
435,000	HD Supply, Inc., Guaranteed Notes, 5.75%, due 4/15/24	463,210	(e)
400,000	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	405,920
1,990,000	USG Corp., Senior Unsecured Notes, 9.50%, due 1/15/18	2,179,050	(g)
320,000	USG Corp., Guaranteed Notes, 5.50%, due 3/1/25	341,600	(e)
		5,058,873
Cable & Satellite Television (11.5%)
2,930,000	Altice Luxembourg SA, Guaranteed Notes, 7.75%, due 5/15/22	2,972,192	(e)
235,000	Altice Luxembourg SA, Guaranteed Notes, 7.63%, due 2/15/25	231,181	(e)
1,080,000	Altice US Finance I Corp., Senior Secured Notes, 5.50%, due 5/15/26	1,117,800	(e)
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 6.63%, due 1/31/22	528,125
705,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.25%, due 9/30/22	734,081
215,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.13%, due 5/1/23	222,256	(e)
590,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.38%, due 5/1/25	613,600	(e)
310,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.75%, due 2/15/26	327,050	(e)
2,845,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.88%, due 5/1/27	3,001,475	(e)
1,202,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	1,239,563	(e)
1,389,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	1,385,527	(e)
200,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Secured Notes, 7.75%, due 7/15/25	213,000	(e)
615,000	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	665,738
1,145,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	1,216,563
2,135,000	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	2,060,275
440,000	DISH DBS Corp., Guaranteed Notes, 7.75%, due 7/1/26	456,225	(e)
2,145,000	Neptune Finco Corp., Senior Unsecured Notes, 10.88%, due 10/15/25	2,509,650	(e)
2,410,000	Numericable-SFR SA, Senior Secured Notes, 6.00%, due 5/15/22	2,355,775	(e)
510,000	Numericable-SFR SA, Senior Secured Notes, 6.25%, due 5/15/24	490,875	(e)
1,830,000	Numericable-SFR SA, Senior Secured Notes, 7.38%, due 5/1/26	1,827,712	(e)
255,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.00%, due 1/15/25	263,925	(e)
355,000	UPCB Finance IV Ltd., Senior Secured Notes, 5.38%, due 1/15/25	357,691	(e)
1,340,000	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	1,356,750	(e)
616,500	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	641,160	(e)
530,000	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.50%, due 8/15/26	533,313	(e)
1,560,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	1,624,350
		28,945,852
Chemicals (0.6%)
420,000	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	42	(b)(h)
420,000	Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	328,696
1,100,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	1,116,500	(e)
		1,445,238
Consumer - Commercial Lease Financing (5.7%)
2,275,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	2,289,219
1,150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	1,227,625
150,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	157,500
705,000	Aircastle Ltd., Senior Unsecured Notes, 6.25%, due 12/1/19	777,262
740,000	Aircastle Ltd., Senior Unsecured Notes, 5.13%, due 3/15/21	789,950
340,000	Aircastle Ltd., Senior Unsecured Notes, 5.50%, due 2/15/22	364,650
430,000	Aircastle Ltd., Senior Unsecured Notes, 5.00%, due 4/1/23	452,016
1,758,000	IHS Markit Ltd., Guaranteed Notes, 5.00%, due 11/1/22	1,806,345	(b)(e)
1,910,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	2,048,475
1,145,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	1,442,700
345,000	Navient Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	354,488
2,640,000	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	2,653,200	(f)
		14,363,430
Department Stores (0.1%)
205,000	Neiman Marcus Group Ltd. LLC, Guaranteed Notes, 8.00%, due 10/15/21	173,758	(e)

Discount Stores (0.5%)
1,135,000	Dollar Tree, Inc., Guaranteed Notes, 5.75%, due 3/1/23	1,222,963

Electric - Generation (3.9%)
1,095,000	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	1,144,275	(e)
1,390,000	Calpine Corp., Senior Unsecured Notes, 5.38%, due 1/15/23	1,386,525
275,000	Calpine Corp., Senior Secured Notes, 5.25%, due 6/1/26	279,125	(e)
475,000	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	483,906
390,000	Dynegy, Inc., Guaranteed Notes, 5.88%, due 6/1/23	351,000
300,000	Dynegy, Inc., Guaranteed Notes, 7.63%, due 11/1/24	293,250
559,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	579,963
1,715,000	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	1,723,575
580,000	NRG Energy, Inc., Guaranteed Notes, 6.63%, due 3/15/23	582,900
1,245,000	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 5/15/26	1,277,681	(e)
1,575,000	NRG Energy, Inc., Guaranteed Notes, 6.63%, due 1/15/27	1,557,281	(e)(i)
		9,659,481
Electric - Integrated (1.6%)
135,000	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	141,750
1,625,000	PPL Energy Supply LLC, Senior Unsecured Notes, 4.60%, due 12/15/21	1,300,000
2,305,000	RJS Power Holdings LLC, Senior Unsecured Notes, 4.63%, due 7/15/19	2,183,987	(e)
585,000	Talen Energy Supply LLC, Senior Unsecured Notes, 6.50%, due 6/1/25	514,800
		4,140,537
Electronics (2.5%)
1,085,000	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	1,099,734
220,000	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	231,000
960,000	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	1,029,600
1,575,000	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	1,663,200	(e)
435,000	Micron Technology, Inc., Senior Unsecured Notes, 5.25%, due 8/1/23	390,412	(e)
350,000	Micron Technology, Inc., Senior Unsecured Notes, 5.50%, due 2/1/25	314,125
55,000	Micron Technology, Inc., Senior Unsecured Notes, 5.63%, due 1/15/26	48,813	(b)(e)
670,000	NXP BV/NXP Funding LLC, Guaranteed Notes, 4.13%, due 6/1/21	693,450	(b)(e)
420,000	Sensata Technologies UK Financing Co. PLC, Guaranteed Notes, 6.25%, due 2/15/26	454,125	(e)
390,000	Zebra Technologies Corp., Senior Unsecured Notes, 7.25%, due 10/15/22	416,325
		6,340,784
Energy - Exploration & Production (8.2%)
245,000	Antero Resources Corp., Guaranteed Notes, 5.38%, due 11/1/21	234,588
1,040,000	Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	969,800
400,000	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	387,000
615,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	467,400
440,000	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 11/15/20	330,000
1,075,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	779,375
1,365,000	Chesapeake Energy Corp., Guaranteed Notes, 5.38%, due 6/15/21	928,200
595,000	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	398,650
1,195,000	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	1,180,062
520,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, due 4/15/23	470,600
705,000	Continental Resources, Inc., Guaranteed Notes, 3.80%, due 6/1/24	602,775
330,000	Encana Corp., Senior Unsecured Notes, 3.90%, due 11/15/21	327,000
1,240,000	Encana Corp., Senior Unsecured Notes, 6.50%, due 8/15/34	1,294,152
430,000	Encana Corp., Senior Unsecured Notes, 6.63%, due 8/15/37	438,983
500,000	Encana Corp., Senior Unsecured Notes, 6.50%, due 2/1/38	505,095
2,021,000	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	1,151,970
55,000	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	28,050
2,190,000	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 6.38%, due 6/15/23	1,095,000
400,000	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Senior Unsecured Notes, 7.88%, due 7/15/21	400,000	(e)
740,000	Newfield Exploration Co., Senior Unsecured Notes, 5.38%, due 1/1/26	706,700
605,000	Oasis Petroleum, Inc., Guaranteed Notes, 6.50%, due 11/1/21	508,200
710,000	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	619,475
925,000	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	848,687
2,340,000	Range Resources Corp., Guaranteed Notes, 5.00%, due 3/15/23	2,129,400
500,000	Range Resources Corp., Guaranteed Notes, 4.88%, due 5/15/25	475,000
475,000	SM Energy Co., Senior Unsecured Notes, 6.50%, due 11/15/21	416,813
320,000	SM Energy Co., Senior Unsecured Notes, 6.13%, due 11/15/22	271,200
155,000	SM Energy Co., Senior Unsecured Notes, 6.50%, due 1/1/23	131,750
430,000	SM Energy Co., Senior Unsecured Notes, 5.00%, due 1/15/24	344,000
860,000	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	752,500
315,000	Whiting Petroleum Corp., Guaranteed Notes, 5.75%, due 3/15/21	263,813
1,440,000	Whiting Petroleum Corp., Guaranteed Notes, 6.25%, due 4/1/23	1,189,800
		20,646,038
Food & Drug Retail (1.2%)
845,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, Senior Unsecured Notes, 6.63%, due 6/15/24	897,812	(e)
545,000	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	574,975
570,000	Rite Aid Corp., Guaranteed Notes, 6.75%, due 6/15/21	599,213
975,000	Rite Aid Corp., Guaranteed Notes, 6.13%, due 4/1/23	1,034,719	(e)
		3,106,719
Food - Wholesale (1.2%)
455,000	NBTY, Inc., Senior Unsecured Notes, 7.63%, due 5/15/21	464,100	(e)
1,415,000	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	1,492,825	(e)
530,000	Post Holdings, Inc., Guaranteed Notes, 7.75%, due 3/15/24	586,312	(e)
330,000	Post Holdings, Inc., Guaranteed Notes, 8.00%, due 7/15/25	378,675	(e)
		2,921,912
Gaming (5.9%)
520,000	Boyd Gaming Corp., Guaranteed Notes, 6.38%, due 4/1/26	554,450	(e)
1,860,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	1,967,173	(f)
485,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	520,163
215,000	Int'l Game Technology PLC, Senior Secured Notes, 6.50%, due 2/15/25	226,825	(e)
740,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	775,150
1,225,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	1,277,062
425,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., Guaranteed Notes, 5.63%, due 5/1/24	455,175	(e)
700,000	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	792,750
597,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	598,493	(e)
3,040,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	3,271,800
955,000	Scientific Games Int'l, Inc., Guaranteed Notes, 6.25%, due 9/1/20	649,400
890,000	Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	600,750
2,785,000	Scientific Games Int'l, Inc., Guaranteed Notes, 10.00%, due 12/1/22	2,475,169
635,000	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	671,512
		14,835,872
Gas Distribution (10.3%)
325,000	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	332,463
605,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.00%, due 12/15/20	574,750
1,280,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.25%, due 4/1/23	1,200,000
270,000	DCP Midstream LLC, Senior Unsecured Notes, 5.35%, due 3/15/20	271,350	(e)
300,000	DCP Midstream LLC, Senior Unsecured Notes, 4.75%, due 9/30/21	287,250	(e)
485,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	479,859
645,000	DCP Midstream Operating L.P., Guaranteed Notes, 5.60%, due 4/1/44	586,950
270,000	Duke Energy Corp., Senior Unsecured Notes, 8.13%, due 8/16/30	273,375
475,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	511,812
1,140,000	Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	1,143,523
510,000	Energy Transfer Equity L.P., Senior Secured Notes, 5.50%, due 6/1/27	495,669
70,000	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.50%, due 5/1/21	63,700
1,095,000	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	990,975
878,000	MPLX L.P., Guaranteed Notes, 4.50%, due 7/15/23	860,670	(e)
1,395,000	MPLX L.P., Guaranteed Notes, 4.88%, due 12/1/24	1,381,893	(e)
995,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	1,031,417
745,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	767,350	(e)
495,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 7.50%, due 7/15/38	490,050	(e)
895,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.88%, due 4/15/40	881,575	(e)
930,000	Rose Rock Midstream L.P./Rose Rock Finance Corp., Guaranteed Notes, 5.63%, due 11/15/23	830,025
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	180,688
935,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 4/15/23	953,700
1,055,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	1,081,375
3,495,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 3/1/25	3,568,185
705,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, due 6/30/26	723,506	(e)
427,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	444,080
765,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	762,131
750,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	697,500
680,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	722,500
535,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	556,400
255,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.38%, due 5/1/24	268,867
255,000	Williams Cos., Inc., Senior Unsecured Notes, 3.70%, due 1/15/23	232,688
305,000	Williams Cos., Inc., Senior Unsecured Notes, Ser. A, 7.50%, due 1/15/31	327,875
1,905,000	Williams Cos., Inc., Senior Unsecured Notes, 5.75%, due 6/24/44	1,747,837
		25,721,988
Health Facilities (10.1%)
645,000	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	677,250
185,000	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	184,075
1,500,000	Columbia Healthcare Corp., Guaranteed Notes, 7.50%, due 12/15/23	1,665,000	(f)
1,500,000	Columbia/HCA Corp., Guaranteed Notes, 7.69%, due 6/15/25	1,665,000	(f)
1,160,000	Columbia/HCA Corp., Guaranteed Unsecured Notes, 7.05%, due 12/1/27	1,194,800	(f)
610,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	629,697
1,075,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.00%, due 5/1/25	1,087,094
545,000	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	575,656
125,000	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	137,500
210,000	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	218,925
315,000	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	330,750
490,000	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	509,909
755,000	HCA, Inc., Senior Secured Notes, 5.25%, due 6/15/26	800,300
2,405,000	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	2,308,800
520,000	LifePoint Health, Inc., Guaranteed Notes, 5.88%, due 12/1/23	548,600
540,000	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 6.38%, due 3/1/24	588,600
1,715,000	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	1,775,025
800,000	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.25%, due 8/1/26	841,000
1,900,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	1,992,387
860,000	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	896,550
1,665,000	Team Health, Inc., Guaranteed Notes, 7.25%, due 12/15/23	1,814,850	(e)
910,000	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	965,738
625,000	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	660,938
1,295,000	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	1,337,087
450,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	375,750
380,000	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	390,450	(e)
425,000	Universal Health Services, Inc., Senior Secured Notes, 4.75%, due 8/1/22	437,750	(e)
780,000	Universal Health Services, Inc., Senior Secured Notes, 5.00%, due 6/1/26	803,400	(e)
		25,412,881
Health Services (0.9%)
435,000	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	442,613	(e)
450,000	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 1/15/22	472,500
1,290,000	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	1,373,205
		2,288,318

Hotels (0.3%)
665,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 5.63%, due 10/15/21	689,106

Machinery (2.0%)
2,235,000	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,399,831
460,000	CNH Industrial Capital LLC, Guaranteed Notes, 4.88%, due 4/1/21	481,850
540,000	Manitowoc Foodservice, Inc., Senior Unsecured Notes, 9.50%, due 2/15/24	612,225	(e)
335,000	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	340,863
1,105,000	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	1,124,337
		4,959,106
Managed Care (0.3%)
790,000	MPH Acquisition Holdings LLC, Senior Unsecured Notes, 7.13%, due 6/1/24	843,325	(e)

Media - Diversified (0.3%)
585,000	Liberty Media Corp., Senior Unsecured Notes, 8.50%, due 7/15/29	643,500

Media Content (4.1%)
235,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	235,588
480,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	496,200
725,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	752,296
452,000	iHeartCommunications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	345,780
2,112,000	iHeartCommunications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	1,647,360
555,000	iHeartCommunications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	327,450
665,000	Netflix, Inc., Senior Unsecured Notes, 5.50%, due 2/15/22	706,562
605,000	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	617,100	(e)
950,000	Sirius XM Radio, Inc., Guaranteed Notes, 5.88%, due 10/1/20	984,437	(e)
185,000	Sirius XM Radio, Inc., Guaranteed Notes, 6.00%, due 7/15/24	196,794	(e)
2,105,000	Sirius XM Radio, Inc., Senior Unsecured Notes, 5.38%, due 7/15/26	2,145,795	(e)
1,680,000	Univision Communications, Inc., Senior Secured Notes, 5.13%, due 5/15/23	1,726,200	(e)
		10,181,562
Medical Products (2.7%)
2,600,000	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.13%, due 6/15/21	2,366,000	(e)
240,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 6.50%, due 9/15/18	261,744	(e)
485,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	533,500	(e)
1,480,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	1,562,318	(e)
590,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	665,225	(e)
850,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	905,250	(e)
495,000	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	524,700	(e)
		6,818,737
Metals - Mining Excluding Steel (1.9%)
435,000	Alcoa, Inc., Senior Unsecured Notes, 5.13%, due 10/1/24	457,294
365,000	Anglo American Capital PLC, Guaranteed Notes, 4.45%, due 9/27/20	362,263	(e)
480,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.00%, due 11/14/21	428,400
450,000	Freeport-McMoRan, Inc., Guaranteed Notes, 3.55%, due 3/1/22	384,750
945,000	Freeport-McMoRan, Inc., Guaranteed Notes, 3.88%, due 3/15/23	812,747
525,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.55%, due 11/14/24	450,187
1,305,000	Freeport-McMoRan, Inc., Guaranteed Notes, 5.40%, due 11/14/34	1,011,375
495,000	Teck Resources Ltd., Guaranteed Notes, 4.75%, due 1/15/22	441,169
645,000	Teck Resources Ltd., Guaranteed Notes, 6.25%, due 7/15/41	496,650
		4,844,835
Oil Field Equipment & Services (0.3%)
320,000	Precision Drilling Corp., Guaranteed Notes, 6.63%, due 11/15/20	295,968
260,000	Precision Drilling Corp., Guaranteed Notes, 6.50%, due 12/15/21	236,600
420,000	Precision Drilling Corp., Guaranteed Notes, 5.25%, due 11/15/24	348,600
		881,168
Packaging (2.8%)
610,000	Ball Corp., Guaranteed Notes, 4.38%, due 12/15/20	651,175
95,000	Berry Plastics Corp., Secured Notes, 6.00%, due 10/15/22	100,819
1,220,000	Berry Plastics Corp., Secured Notes, 5.13%, due 7/15/23	1,261,175
780,000	BWAY Holding Co., Senior Unsecured Notes, 9.13%, due 8/15/21	776,100	(e)
635,000	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.00%, due 1/15/22	662,781	(e)
226,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	232,215
535,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	552,387
765,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	795,562
1,095,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.13%, due 7/15/23	1,129,219	(e)(i)
865,000	Sealed Air Corp., Senior Unsecured Notes, 5.50%, due 9/15/25	924,469	(e)
		7,085,902
Personal & Household Products (1.0%)
485,000	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	516,116
1,295,000	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/24/22	1,355,710
210,000	Prestige Brands, Inc., Guaranteed Notes, 6.38%, due 3/1/24	221,550	(e)
370,000	Spectrum Brands, Inc., Guaranteed Notes, 5.75%, due 7/15/25	400,525
		2,493,901
Pharmaceuticals (5.2%)
2,715,000	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	2,355,262	(e)
890,000	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 7/15/23	775,973	(e)
265,000	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.50%, due 2/1/25	228,563	(e)(g)
605,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Guaranteed Notes, 6.38%, due 8/1/23	641,784	(e)
1,205,000	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.50%, due 4/15/25	1,111,612	(e)
250,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.38%, due 3/15/20	222,969	(e)
330,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.63%, due 12/1/21	281,738	(e)
1,340,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.50%, due 3/1/23	1,100,475	(e)
5,255,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.88%, due 5/15/23	4,374,787	(e)
695,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.13%, due 4/15/25	576,850	(e)
1,460,000	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	1,317,650	(e)
		12,987,663
Printing & Publishing (3.3%)
2,610,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	2,871,000
1,950,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	2,106,000
950,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	1,030,750
715,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	725,725
605,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	595,925
910,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	855,400
		8,184,800
Real Estate Investment Trusts (0.3%)
660,000	ESH Hospitality, Inc., Guaranteed Notes, 5.25%, due 5/1/25	658,350	(e)

Recreation & Travel (1.0%)
535,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	556,400
300,000	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	306,750	(e)
465,000	NCL Corp. Ltd., Senior Unsecured Notes, 4.63%, due 11/15/20	469,650	(e)
550,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.25%, due 11/15/22	591,250
600,000	Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	618,000	(e)
		2,542,050
Restaurants (0.6%)
500,000	1011778 BC ULC/New Red Finance, Inc., Senior Secured Notes, 4.63%, due 1/15/22	515,000	(e)
840,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, Guaranteed Notes, 5.25%, due 6/1/26	888,821	(e)
		1,403,821
Software - Services (4.0%)
915,000	First Data Corp., Guaranteed Notes, 7.00%, due 12/1/23	942,450	(e)
425,000	First Data Corp., Senior Secured Notes, 5.00%, due 1/15/24	428,188	(e)
1,627,000	Infor Software Parent LLC/Infor Software Parent, Inc., Guaranteed Notes, 7.13% Cash/7.88% PIK, due 5/1/21	1,517,177	(e)(j)
930,000	Infor US, Inc., Guaranteed Notes, 6.50%, due 5/15/22	923,025
815,000	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	863,900	(e)
1,065,000	MSCI, Inc., Guaranteed Notes, 5.75%, due 8/15/25	1,159,998	(e)
1,070,000	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	1,096,750	(e)
1,045,000	Nuance Communications, Inc., Guaranteed Notes, 6.00%, due 7/1/24	1,081,575	(e)
1,010,000	Open Text Corp., Guaranteed Notes, 5.88%, due 6/1/26	1,049,784	(e)
1,765,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	880,294
		9,943,141
Specialty Retail (2.5%)
2,160,000	Argos Merger Sub, Inc., Senior Unsecured Notes, 7.13%, due 3/15/23	2,259,900	(e)
985,000	Hanesbrands, Inc., Guaranteed Notes, 4.88%, due 5/15/26	1,014,550	(e)

1,580,000	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	1,749,534
595,000	QVC, Inc., Senior Secured Notes, 5.13%, due 7/2/22	640,984
685,000	QVC, Inc., Senior Secured Notes, 5.45%, due 8/15/34	652,834
		6,317,802
Steel Producers - Products (1.3%)
3,150,000	ArcelorMittal, Senior Unsecured Notes, 8.00%, due 10/15/39	3,339,000

Support - Services (3.8%)
1,430,000	Acosta, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	1,308,450	(e)
800,000	ADT Corp., Senior Secured Notes, 4.88%, due 7/15/32	662,000	(e)
1,275,000	AECOM, Guaranteed Notes, 5.88%, due 10/15/24	1,367,437
975,000	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	926,250
1,400,000	Aramark Services, Inc., Guaranteed Notes, 5.13%, due 1/15/24	1,445,500	(e)
150,000	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	154,500
910,000	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	939,575
335,000	Iron Mountain US Holdings, Inc., Guaranteed Notes, 5.38%, due 6/1/26	339,188	(e)
315,000	Iron Mountain, Inc., Guaranteed Notes, 6.00%, due 8/15/23	334,688
1,681,000	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	1,726,706
350,000	United Rental N.A., Inc., Guaranteed Notes, 5.75%, due 11/15/24	363,125
		9,567,419
Technology Hardware & Equipment (3.1%)
735,000	CommScope Technologies Finance LLC, Senior Unsecured Notes, 6.00%, due 6/15/25	775,425	(e)
560,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Unsecured Notes, 5.88%, due 6/15/21	585,412	(e)
3,435,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes, 6.02%, due 6/15/26	3,685,271	(e)
455,000	Riverbed Technology, Inc., Guaranteed Notes, 8.88%, due 3/1/23	478,887	(e)
1,970,000	Western Digital Corp., Guaranteed Notes, 10.50%, due 4/1/24	2,221,175	(e)
		7,746,170
Telecom - Satellite (0.5%)
519,000	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	563,764
1,470,000	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	338,100
1,340,000	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	311,550
		1,213,414
Telecom - Wireless (7.1%)
561,000	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	621,246
365,000	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	375,950
510,000	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	475,896
3,185,000	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	2,908,319
2,460,000	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	2,189,400
275,000	Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	261,195
3,765,000	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	3,229,918
970,000	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	1,001,525
360,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 11/15/20	370,800
795,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	835,744
425,000	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	447,578
605,000	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	633,738
1,585,000	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	1,675,725
1,895,000	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	1,886,719	(e)
875,000	Wind Acquisition Finance SA, Secured Notes, 7.38%, due 4/23/21	870,625	(e)
		17,784,378
Telecom - Wireline Integrated & Services (6.5%)
475,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	494,000
1,630,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	1,458,850
3,079,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	2,886,562
1,275,000	Communications Sales & Leasing, Inc./CSL Capital LLC, Guaranteed Notes, 8.25%, due 10/15/23	1,302,094
1,365,000	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	1,421,306
515,000	Equinix, Inc., Senior Unsecured Notes, 5.88%, due 1/15/26	554,912
265,000	Frontier Communications Corp., Senior Unsecured Notes, 6.25%, due 9/15/21	257,713
235,000	Frontier Communications Corp., Senior Unsecured Notes, 10.50%, due 9/15/22	253,213
270,000	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 1/15/23	250,425
610,000	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	562,725
1,160,000	Frontier Communications Corp., Senior Unsecured Notes, 11.00%, due 9/15/25	1,239,750
1,515,000	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 8/15/22	1,590,750
430,000	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 1/15/24	450,963
540,000	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 5/1/25	567,000
750,000	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 6.00%, due 9/30/34	735,000
1,391,000	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	1,389,866
885,000	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	814,200
		16,229,329
Theaters & Entertainment (0.7%)
575,000	AMC Entertainment, Inc., Guaranteed Notes, 5.75%, due 6/15/25	575,000
1,047,000	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	1,088,880
		1,663,880
	Total Corporate Bonds (Cost $330,593,208)	335,150,603

NUMBER OF SHARES

Short-Term Investment (3.4%)
8,570,612	State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (Cost $8,570,612)	8,570,612	(f)(k)

	Total Investments (145.6%) (Cost $360,423,619)	365,105,042	##

	Other Assets Less Liabilities [(31.6%)]	(79,392,597)	(l)

	Liquidation Value of Mandatory Redeemable Preferred Shares [(14.0%)]	(35,000,000)

	Net Assets Applicable to Common Shareholders (100.0%)	$250,712,445

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(b)	Illiquid security.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	All or a portion of this security had not settled as of 7/31/2016 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $121,373,358, which represents 48.4% of net assets applicable to common stockholders for the Fund. Securities denoted with (e) but without (b) have been deemed by the investment manager to be liquid.

(f)	All or a portion of this security is segregated as collateral for when-issued securities and/or interest rate swap contracts with a total value of approximately $20,902,105.
(g)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(h)	Defaulted security.
(i)	When-issued security. Total value of all such securities at 7/31/2016, amounted to approximately $1,748,062, which represents 0.7% of net assets of the Fund.
(j)	Payment-in-kind (PIK) security. Security has the ability to pay in-kind or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Represents 7-day effective yield as of 7/31/2016.
(l)	Includes the impact of the Fund's open positions in derivatives at 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont'd)

Derivative Instruments

Interest rate swap contracts (“interest rate swaps”)

At July 31, 2016, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-rate	Termination Date	Total Fair Value(1)
CME Group, Inc.	$25,000,000	Receive	3-month LIBOR	1.371%	5/14/2018	$31,230
CME Group, Inc.	$20,000,000	Receive	3-month LIBOR	1.292%	4/17/2019	(146,783)
CME Group, Inc.	$25,000,000	Receive	3-month LIBOR	1.138%	6/17/2021	(259,584)
CME Group, Inc.	$20,000,000	Receive	3-month LIBOR	0.994%	6/29/2021	(269,323)
						$(644,460)

(1)	Total Fair Value reflects the appreciation (depreciation) of the interest rate swaps plus accrued interest as of July 31, 2016.

At July 31, 2016, the Fund had deposited $930,629 in a segregated account to cover margin requirements for interest rate swaps.

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited)(cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
All Telecom	$—	$579,884	$189,058	$768,942
Lodging & Casinos	—	5,070,733	1,674,343	6,745,076
Other Loan Assignments (a)	—	13,869,809	—	13,869,809
Total Loan Assignments	—	19,520,426	1,863,401	21,383,827
Corporate Bonds(a)	—	335,150,603	—	335,150,603
Short-Term Investment	—	8,570,612	—	8,570,612
Total Investments	$—	$363,241,641	$1,863,401	$365,105,042

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2015	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2016
Investments in Securities
Loan Assignments
All Telecom	$—	$1,130	$—	$1,645	$186,283	$—	$—	$—	$189,058	$1,645
Lodging & Casinos	—	5,371	12	64,541	1,248,468	(2,700)	358,651	—	1,674,343	64,541
Corporate Bonds
Chemicals	63	—	—	—	—	—	—	(63)	—	—
Total	$63	$6,501	$12	$66,186	$1,434,751	$(2,700)	$358,651	$(63)	$1,863,401	$66,186

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose the inputs used in formulating such quotation.

As of the period ended July 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $358,651 was transferred from Level 2 to Level 3 and $63 was transferred from Level 3 to Level 2. Transfers of loan assignments and corporate bonds into or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2016, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investment), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swap contracts
Assets	$—	$31,230	$—	$31,230
Liabilities	—	(675,690)	—	(675,690)
Total	$—	$(644,460)	$—	$(644,460)

July 31, 2016

Notes to Schedule of Investments (Unaudited)

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swap contracts (“interest rate swaps”) is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##	At July 31, 2016, the cost of investments for U.S. federal income tax basis was $360,554,814. Gross unrealized appreciation of investments was $13,065,224 and gross unrealized depreciation of investments was $8,514,996 resulting in net unrealized appreciation of $4,550,228 based on cost for U.S. federal income tax purposes.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 28, 2016

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 28, 2016